Accounting for Derivative Instruments and Hedging Activities (Schedule of Effects of Non-hedging Derivative Instuments on Income) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 05, 2009 Not Designated as Hedging Instrument	Dec. 31, 2009 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument	Feb. 05, 2009 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Dec. 31, 2009 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Dec. 31, 2011 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Dec. 31, 2010 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Feb. 05, 2009 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Dec. 31, 2009 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Dec. 31, 2011 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Dec. 31, 2010 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Dec. 31, 2010 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Feb. 05, 2009 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Feb. 05, 2009 Cash Flow Hedging		Dec. 31, 2009 Cash Flow Hedging		Dec. 31, 2011 Cash Flow Hedging		Dec. 31, 2010 Cash Flow Hedging		Feb. 05, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2011 Cash Flow Hedging Interest Expense		Dec. 31, 2010 Cash Flow Hedging Interest Expense		Feb. 05, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2011 Cash Flow Hedging Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging Electric Generation Fuel		Feb. 05, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2011 Cash Flow Hedging Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging Purchased Electricity		Feb. 05, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging Interest rate contracts:		Feb. 05, 2009 Cash Flow Hedging Commodity contracts:		Dec. 31, 2009 Cash Flow Hedging Commodity contracts:		Dec. 31, 2011 Cash Flow Hedging Commodity contracts:		Dec. 31, 2010 Cash Flow Hedging Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)																																																																																						$ (24,162,000)	[1],[2]	$ (48,999,000)	[1],[3]	$ 0	[1],[3]	$ (58,175,000)	[1],[3]																			$ 0	[1],[2]	$ (22,777,000)	[1],[3]	$ 0	[1],[3]	$ (58,175,000)	[1],[3]	$ (20,791,000)	[1],[2]	$ (19,933,000)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]																									$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (61,277,000)	[1],[3]																																											$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (49,848,000)	[1],[3]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)																																																																																						(6,978,000)	[4]	(58,505,000)	[4]	(41,521,000)	[4]	(40,687,000)	[4]	(41,000) [4]	(29,052,000) [4]	(39,143,000)	[4]	(33,887,000)	[4]	(5,003,000) [4]	(25,296,000) [4]	(679,000)	[4]	(3,347,000)	[4]	(1,934,000) [4]	(4,157,000) [4]	(1,699,000)	[4]	(3,453,000)	[4]																	(11,093,000)	[4]	(24,518,000)	[4]	(14,651,000)	[4]	(31,318,000)	[4]	(10,905,000)	[4]	(24,246,000)	[4]	(14,763,000)	[4]	(30,758,000)	[4]	0	[4]	(20,000)	[4]	100,000	[4]	(50,000)	[4]	(188,000)	[4]	(252,000)	[4]	12,000	[4]	(510,000)	[4]																	(4,536,000)	[4]	(5,023,000)	[4]	(7,615,000)	[4]	(24,514,000)	[4]	(33,839,000)	[4]	(75,174,000)	[4]	(138,698,000)	[4]	(122,000)	[4]	(123,000)	[4]	(244,000)	[4]	(246,000)	[4]	(488,000)	[4]	(488,000)	[4]	(488,000)	[4]	(4,414,000)	[4]	(237,000)	[4]	97,000	[4]	(17,109,000)	[4]	(20,625,000)	[4]	(57,479,000)	[4]	(117,524,000)	[4]	0	[4]	(4,663,000)	[4]	(7,468,000)	[4]	(7,159,000)	[4]	(12,726,000)	[4]	(17,207,000)	[4]	(20,686,000)	[4]
Total gain (loss) recognized in income on derivatives	64,076,000	16,995,000	59,350,000	50,113,000	(11,494,000)	(54,095,000)	(3,987,000)	(27,168,000)	(262,869,000)	(230,591,000)	0	0	(28,601,000)	(7,955,000)	0	0	(46,045,000)	9,423,000	(2,881,000) [5]	117,515,000 [6]	(23,170,000)	[7]	(94,659,000)	[8]	(863,000)	(88,185,000)	(98,208,000)	(100,514,000)	(243,000)	(56,498,000)	(66,845,000)	(36,886,000)	4,356,000	(61,802,000)	(79,762,000)	(96,844,000)	(9,902,000)	(22,699,000)	(19,264,000)	(27,276,000)	64,076,000	[9]	14,275,000	[9]	57,199,000	[9]	39,344,000	[9]	(2,981,000)	(8,808,000)	(25,974,000)	(49,622,000)	(39,540,000)	(19,158,000)	(84,953,000)	(33,830,000)	17,329,000	(18,318,000)	(61,212,000)	(67,820,000)	(219,199,000)	(304,353,000)	(126,022,000)	59,850,000	9,648,000	49,715,000	15,632,000	(54,146,000)	(166,953,000)	4,003,000	[10]	(2,981,000)	(8,808,000)	(25,974,000)	(49,622,000)	(98,208,000)	(100,514,000)	(89,255,000)	(39,540,000)	(19,158,000)	(84,953,000)	(33,830,000)	(66,845,000)	(36,886,000)	(40,770,000)
Amortization expense excluded from gain (loss) on derivative instruments																			(1,000,000)	41,700,000	11,700,000		40,600,000
Gain (loss) excluded on derivative instruments related to hedge ineffectiveness																				$ (2,600,000)																																																		$ (2,700,000)

[1]	Changes in OCI are reported in after-tax dollars.
[2]	The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.
[3]	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.
[4]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.
[5]	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.
[6]	Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.
[7]	Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[8]	Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[9]	Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.
[10]	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness